Marketable Securities	12 Months Ended
Dec. 31, 2019
Marketable Securities [Abstract]
MARKETABLE SECURITIES

NOTE 5:-	MARKETABLE SECURITIES

a.	The following table summarizes the composition of the Group's investment in marketable securities:

	December 31,
	2019	2018
Fair value through profit or loss (1)
Convertible bonds designated at fair value through profit or loss	1,112	1,156

Fair value through other comprehensive income
Corporate bonds	5,488	8,757
	$6,600	$9,913

(1)	The consolidated statements of profit or loss for the years ended 2017, 2018 and 2019 include gains (losses) from marketable securities designated at fair value through profit or loss in amounts of ($149), $53 and ($35), respectively.

b.	The following is a summary of marketable securities which are measured at fair value through other comprehensive income:

	December 31,
	2019				2018
	Amortized cost	Unrealized losses	Unrealized Gains	Market value	Amortized cost	Unrealized losses	Unrealized gains	Market Value

Corporate bonds	$5,487	$-	$1	$5,488	$8,851	$(94)	$-	$8,757

In 2017, 2018 and 2019, the Group received proceeds from sales and maturity of debt instruments measured at fair value through other comprehensive income of $39,594, $4,000 and $3,356 and recorded related net gains of $94, $0 and $0 in profit or loss under financial income, respectively.

As of December 31, 2019, the amortized cost of all debt instruments at fair value through other comprehensive income is due within one year in accordance with its contractual maturities.